Commitments (Details) € in Thousands, $ in Thousands		1 Months Ended				3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		36 Months Ended
	Feb. 03, 2020 USD ($)	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2019 USD ($) patient	Jul. 31, 2018	Mar. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) lease_contract	Dec. 31, 2021 EUR (€) lease_contract	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of contingent liabilities [line items]
Number of short term leases | lease_contract									1	1
Annual short term lease expense | €										€ 140
Annual lease expense | €										10
Prepaid expenses | €										2,213	€ 2,213	€ 2,217
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients | patient				340
Contractual capital commitments | $				$ 11,000
Upfront payment | $	$ 1,000			$ 1,000
Milestone payment, deferment period				6 months
Research expense since start of collaboration | €											1,800
Prepaid expenses | €										1,000	1,000	€ 1,600
MD Anderson Cancer Center, NBTXR3 | Bottom of range
Disclosure of contingent liabilities [line items]
Milestone payment increase | $									$ 2,200
MD Anderson Cancer Center, NBTXR3 | Top of range
Disclosure of contingent liabilities [line items]
Milestone payment increase | $									16,400
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of contingent liabilities [line items]
Upfront payment		$ 4,000	$ 2,500				€ 5,400	$ 6,500	$ 6,500	5,400
Milestone payment upon receipt of clinical study reports | $			1,000			$ 1,000
Milestone payment upon second regulatory approval | $			$ 5,000			$ 5,000
Royalties agreement, period			10 years			10 years
EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Royalties agreement, period					6 years
Minimum | EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | €										€ 35,000	€ 35,000